Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations	12 Months Ended
Dec. 31, 2019
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Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations
22.	Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations
ASSETS CLASSIFIED AS HELD FOR SALE

Million US dollar	31 December 2019	31 December 2018
Balance at the end of previous year	39	133
Reclassified to assets held for sale in the period	9 692	35
Disposals	(59)	(128)
Effect of movements in foreign exchange	341	(1)
Balance at the end of year	10 013	39
LIABILITIES ASSOCIATED WITH ASSETS HELD FOR SALE

Million US dollar	31 December 2019	31 December 2018
Balance at the end of previous year	—	—
Reclassified to liabilities associated with assets held for sale	1 106	—
Effect of movements in foreign exchange	39
Balance at the end of year	1 145	—
On 19 July 2019, AB InBev announced the agreement to divest CUB, its Australian subsidiary, to Asahi for 16.0 billion AUD (11.2 billion
1
US dollar before any price adjustments) on a cash free, debt free basis.
Asahi has committed financing in place and the transaction is subject to customary closing conditions, including but not limited to regulatory approvals in Australia. The transaction is expected to close by the first half of 2020. The company will continue to manage these operations until the transaction completes.
Consequently, in accordance with IFRS 5
Non-current
Assets Held for Sale and Discontinued Operations
, assets and liabilities associated with the Australian operations have been reclassified to assets held for sale and liabilities ass
o
ciated with assets held for sale. Furthermore, the results of the Australian operations are now accounted for as discontinued operations and presented in a separate line in the consolidated income statement (“profit from discontinued operations”). As required by IFRS 5, the 2018 and 2017 consolidated income statements and statements of cash flows have been restated in these consolidated financial statements
.

1	Converted into US dollars at the December 2019 closing rate of 1.423803.

ASSETS AND LIABILITIES HELD FOR SALE
Assets and liabilities relating to the Australian operations have been classified as held for sale on the consolidated statement of financial position as at 31 December 2019. The relevant assets and liabilities are detailed in the table below:

Million US dollar	31 December 2019
Assets
Property, plant and equipment	625
Goodwill and intangible assets	9 030
Other assets	310
Assets classified as held for sale	9 965
Liabilities
Trade and other payables	659
Deferred tax liabilities	380
Other liabilities	106
Liabilities associated with assets held for sale	1 145
RESULTS FROM DISCONTINUED OPERATIONS
The following table summarizes the results of the Australian operations included in the consolidated income statements and presented as discontinued operations:

For the twelve-month period ended 31 December Million US dollar	2019	2018 restated	2017 restated
Revenue	1 394	1 577	1 585
Profit from operations	632	775	764
Profit from discontinued operations	424	531	532
The cumulative foreign exchange differences arising from translation of the consolidated net assets of Australian operations to the presentation currency will be recycled upon the disposal of the subsidiary. The cumulative other comprehensive income / (loss) attributable to the Australian operations amounted to (426)m US dollar as of 31 December 2019.
CASH FLOW FROM DISCONTINUED OPERATIONS
Cash flows attributable to the operating, investing and financing activities of the Australian operations are summarized as follows:

For the twelve-month period ended 31 December Million US dollar	2019	2018 restated	2017 restated
Cash flow from operating activities	640	883	858
Cash flow from investing activities	(77)	(109)	(10)
Cash flow from financing activities	(24)	(19)	(21)
Net increase in cash and cash equivalents	539	755	827